UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2012

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.5%

CALIFORNIA — 92.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.25%, 12/3/12 (LOC: Bank of America N.A.)	1,755,000	1,755,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,292,460
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL-RE/FGIC)(1)	1,000,000	769,380
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,812,917
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,845,590
Allan Hancock Joint Community College District GO, Series 2012 C, (Election of 2006), 0.00%, 8/1/47(1)	10,000,000	3,819,800
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	1,500,000	1,843,440
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,977,407
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,429,837
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	885,353
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,052,240
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,723,463
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,123,909
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	910,112
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	877,351
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	682,530
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23	2,500,000	3,047,900
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	4,500,000	5,420,025
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	4,725,000	5,973,676
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	4,200,000	5,268,354
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	6,000,000	6,467,100
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,117,989
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,423,540
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	1,400,000	1,676,318
California GO, 5.25%, 10/1/29	5,000,000	6,038,650
California GO, 5.25%, 2/1/30	10,000,000	12,300,500
California GO, 6.00%, 4/1/38	5,000,000	6,213,100
California GO, 5.00%, 9/1/42	3,000,000	3,513,630

California GO, (Various Purpose), 5.00%, 9/1/41	3,335,000	3,857,461
California GO, Series 2004 A1, (Kindergarten), VRDN, 0.14%, 12/3/12 (LOC: Citibank N.A.)	2,500,000	2,500,000
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.15%, 12/3/12 (LOC: Citibank N.A.)	4,500,000	4,500,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.14%, 12/3/12 (LOC: Citibank N.A.)	5,500,000	5,500,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.14%, 12/3/12 (LOC: Citibank N.A.)	1,700,000	1,700,000
California GO, Series 2012 B, VRN, 1.06%, 12/6/12	2,000,000	2,004,560
California GO, Series 2012 B, VRN, 1.16%, 12/6/12	800,000	802,104
California GO, Series 2012 B, VRN, 1.31%, 12/6/12	960,000	962,803
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,018,600
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,827,210
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,000,000	5,867,550
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,497,342
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,018,600
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,232,720
California Health Facilities Financing Authority Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	2,000,000	2,317,740
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,183,951
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,722,520
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,320,260
California Health Facilities Financing Authority Rev., Series 2012 A, (Children's Hospital of Los Angeles), 5.00%, 11/15/34	625,000	696,288
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,217,968
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,874,000
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.96%, 12/6/12	2,015,000	2,032,772
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	3,875,000	4,467,487
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.14%, 12/3/12 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34	2,000,000	2,268,020
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.46%, 12/6/12	13,000,000	13,000,520
California Mobilehome Park Financing Authority Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,926,145
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,501,087

California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,055,260
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,101,190
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,645,780
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	4,030,147
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.14%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	2,000,000	2,104,520
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,427,760
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,514,950
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,223,760
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	850,000	983,612
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,782,300
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,870,000	2,108,350
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	5,900,000	6,691,721
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL-RE)	5,000,000	5,500,250
California Statewide Communities Development Authority Pollution Control Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29	4,000,000	4,413,600
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,468,575
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42(2)	1,500,000	1,679,190
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,675,575
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	500,000	500,000
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,915,700
California Statewide Communities Development Authority Rev., (University of California Irvine), 5.375%, 5/15/38	2,000,000	2,232,140
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,478,280
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	1,300,000	1,510,899
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,908,588
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,563,290
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	5,000,000	5,824,300

Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,331,562
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,399,980
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,642,876
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,202,400
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	1,775,000	1,807,784
City of Irvine Improvement Bond of Act of 1915 Special Assessment Rev., (Assessment District No. 97-17), VRDN, 0.15%, 12/3/12 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	1,500,000	1,500,000
Clovis Public Financing Authority Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,780,000	1,787,209
Corcoran COP, 8.75%, 6/1/16(3)	275,000	328,724
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	776,250
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,632,360
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,525,875
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,588,616
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,402,790
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	5,000,000	5,184,200
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,078,450
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	4,000,000	4,221,720
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	10,000,000	9,235,600
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	25,275,000	21,362,935
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	9,500,000	8,868,915
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,702,788
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	2,918,730
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	1,910,020
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitasde Sonoma), 5.00%, 10/15/47	5,000,000	5,133,850
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,831,050
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,660,775
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,283,723
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	513,890
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,182,867

Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,556,876
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	836,913
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	706,260
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.17%, 12/3/12 (LOC: Bank of America N.A.)	600,000	600,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No 06-1), 6.70%, 9/1/35	515,000	599,774
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,352,460
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,283,928
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(4)	1,775,000	1,883,435
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	1,300,000	834,379
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,378,460
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,318,463
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,227,880
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	2,000,000	2,371,460
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,312,500
Los Angeles Department of Water & Power Rev., Series 2012 B, (Power System), 5.00%, 7/1/43	5,000,000	5,912,150
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	1,430,000	1,698,811
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,124,790
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	404,226
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	4,007,220
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,299,539
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,635,130
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	925,000	933,556
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,512,850
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,427,280
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,524,480
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,096,880
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,955,539
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,938,498
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,309,144

Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	5,000,000	5,146,850
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,915,500
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,146,460
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	6,030,000	7,107,802
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,533,845
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,375,000	2,393,311
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,422,259
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL-RE)	3,000,000	3,629,280
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,415,120
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,613,320
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,048,408
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,125,612
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,312,036
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	6,394,433
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,970,000	4,661,217
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/33	1,000,000	1,106,860
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	656,394
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,040,000	1,102,535
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,530,000	2,632,870
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,528,438
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	2,015,840
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,025,910
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,079,680
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,780,596
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,044,464
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,809,960
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	4,000,000	5,069,120
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	754,438
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,195,710
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,451,437

Sacramento Special Tax Rev. (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	3,840,000	3,859,546
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/14, Prerefunded at 100% of Par (NATL-RE)(4)	1,975,000	2,090,340
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,850,000	4,863,666
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,216,840
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,604,440
San Diego Unified School District GO, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	10,000,000	1,747,600
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	1,000,000	1,213,330
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,561,930
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,391,516
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)	1,250,000	1,244,925
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,253,900
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,214,460
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,466,225
San Joaquin Hills Transportation Corridor Agency Rev., Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	6,411,200
San Joaquin Hills Transportation Corridor Agency Rev., Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	108,646
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	3,002,783
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/32	1,000,000	1,075,850
San Marcos Public Facilities Authority Special Tax Rev., Series 2012 D, 5.00%, 9/1/36	875,000	921,174
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	554,475
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)	3,005,000	3,047,040
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(5)	815,000	229,871
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,629,430
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	671,782
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Prerefunded at 100% of Par(4)	465,000	511,626
Shasta Lake Public Finance Authority Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(4)	7,755,000	8,067,914
Solana Beach School District Special Tax Rev., (Public Financing Authority), 5.00%, 9/1/42(2)	3,075,000	3,366,633
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,190,996

Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-RE-IBC)(5)	2,400,000	2,368,488
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-RE-IBC)(5)	1,250,000	1,221,150
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	5,750,000	6,874,872
Southern Mono Health Care District GO, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	937,440
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,508,710
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,261,090
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE/FGIC)(1)	2,690,000	1,934,487
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE/FGIC)(1)	2,220,000	1,515,217
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,143,254
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,288,188
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,300,745
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,424,740
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,207,494
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,970,000	5,254,930
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,372,826
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,121,970
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,668,585
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	4,000,000	4,010,280
University of California Rev., Series 2012 G, (Limited Projects), 5.00%, 5/15/42	7,500,000	8,907,225
Upland Community Facilities District Special Tax Rev., (Improvement Area No. 1), 5.00%, 9/1/31	1,115,000	1,186,628
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,552,450
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,628,574
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,936,400
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.75%, 12/6/12 (LOC: BNP Paribas)	6,570,000	6,570,000
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,760,445
West Stanislaus Irrigation District COP, Series 2012 A, 5.00%, 1/1/42	3,470,000	3,752,666
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,326,522
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,316,240
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL-RE/FGIC)(1)	1,500,000	883,500

		671,350,795

GUAM — 2.2%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,143,500
Guam Government Business Privilege Tax Rev., Series 2012 B1, 5.00%, 1/1/42	2,500,000	2,834,375

Guam Government GO, Series 2007 A, 5.25%, 11/15/37	3,105,000	3,184,519
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,246,176
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	971,185

		16,379,755

PUERTO RICO — 4.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	5,000,000	5,367,750
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	5,450,450
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30	1,145,000	1,198,369
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	2,681,375
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	2,154,520
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	7,500,000	7,872,825
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	600,000	644,196
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.14%, 2/1/13	10,000,000	5,974,200

		31,343,685

U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,391,760
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,672,485

		4,064,245

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $665,980,191)		723,138,480

OTHER ASSETS AND LIABILITIES — 0.5%		3,361,369

TOTAL NET ASSETS — 100.0%		$726,499,849

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	When-issued security.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $328,724, which represented less than 0.05% of total net assets.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$665,980,191
Gross tax appreciation of investments	$61,520,737
Gross tax depreciation of investments	(4,362,448)
Net tax appreciation (depreciation) of investments	$57,158,289

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

November 30, 2012

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.6%

CALIFORNIA — 96.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.25%, 12/3/12 (LOC: Bank of America N.A.)	2,455,000	2,455,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/15	280,000	301,277
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	295,510
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,155,030
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	589,320
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,143,700
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	2,884,770
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	846,174
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,531,668
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,873,962
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/25	4,390,000	5,503,962
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,912,695
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,437,125
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,369,480
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	7,000,000	8,094,100
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	6,134,250
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	3,500,000	4,127,550
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,610,000	5,268,446
California Department of Water Resources Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,250,310
California Department of Water Resources Rev., Series 2010 M, 5.00%, 5/1/14	10,000,000	10,667,000
California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20	9,665,000	12,533,862
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,155,428
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,819,533
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	6,066,250

California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	1,000,000	1,223,670
California Department of Water Resources Power Supply Rev., Series 2010 L, 4.00%, 5/1/15	2,290,000	2,487,833
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,110,440
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,754,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	12,947,775
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,676,230
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,807,120
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,850,000	4,867,439
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	18,000,000	22,578,660
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	7,275,000	7,903,487
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,301,660
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	18,214,959
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	13,300,000	17,264,065
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL-RE/FGIC)	8,460,000	9,118,611
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	1,130,000	1,218,908
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	4,171,279
California Economic Recovery GO, Series 2004 C-3, VRDN, 0.16%, 12/3/12 (LOC: Bank of America N.A.)	2,700,000	2,700,000
California Economic Recovery GO, Series 2004 C-5, VRDN, 0.15%, 12/3/12 (LOC: Bank of America N.A.)	2,100,000	2,100,000
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	7,000,000	8,609,440
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,306,100
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	5,000,000	5,353,750
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,693,227
California Educational Facilities Authority Rev., (Golden Gate University), 5.50%, 10/1/18	3,980,000	3,988,438
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,377,744
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	931,043
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	606,275
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	844,123
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,362,360
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,099,539

California Educational Facilities Authority Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24	2,500,000	2,595,175
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,305,200
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,514,477
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,952,000	3,502,725
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,555,622
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.96%, 12/6/12	3,875,000	3,879,146
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,365,984
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,150,510
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	2,185,000	2,258,350
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(2)	4,000,000	4,220,520
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,282,900
California GO, 4.00%, 10/1/14	3,000,000	3,197,070
California GO, 5.00%, 9/1/15	9,115,000	10,210,350
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,832,450
California GO, 5.50%, 4/1/18	1,000,000	1,238,830
California GO, 5.00%, 8/1/18	2,260,000	2,646,211
California GO, 5.00%, 9/1/18	1,000,000	1,227,960
California GO, 5.00%, 9/1/19	7,645,000	9,603,955
California GO, 5.25%, 2/1/20	2,815,000	2,905,840
California GO, 5.00%, 3/1/20	1,690,000	2,008,920
California GO, 5.00%, 8/1/20	5,000,000	5,829,850
California GO, 5.25%, 10/1/20	5,000,000	6,282,200
California GO, 5.00%, 3/1/22	5,000,000	5,669,750
California GO, 5.00%, 9/1/22	2,000,000	2,588,300
California GO, 5.50%, 4/1/24	4,000,000	4,873,040
California GO, 5.00%, 8/1/24	1,260,000	1,455,136
California GO, 5.75%, 4/1/28	5,000,000	6,118,800
California GO, 5.75%, 4/1/31	5,000,000	6,108,800
California GO, 5.00%, 11/1/32	1,890,000	2,150,177
California GO, 6.50%, 4/1/33	5,000,000	6,430,500
California GO, 6.00%, 4/1/38	3,000,000	3,727,860
California GO, Series 2004 A1, (Kindergarten), VRDN, 0.16%, 12/3/12 (LOC: Citibank N.A.)	3,300,000	3,300,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.16%, 12/3/12 (LOC: Citibank N.A.)	500,000	500,000
California GO, Series 2012 B, VRN, 1.06%, 12/6/12	2,000,000	2,004,560
California GO, Series 2012 B, VRN, 1.16%, 12/6/12	800,000	802,104
California GO, Series 2012 B, VRN, 1.31%, 12/6/12	960,000	962,803
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,196,210
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	900,155
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,716,769

California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,527,900
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,658,482
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,212,300
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,955,243
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,240,920
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,527,900
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	540,635
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	52,908
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	4,071,047
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,570,221
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	685,000	742,451
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,552,630
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	6,149,500
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,782,180
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,175,950
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,359,740
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,226,270
California Health Facilities Financing Authority Rev., Series 2011 C, ( St. Joseph Health System), VRDN, 0.18%, 12/3/12 (LOC: Northern Trust Company)	3,000,000	3,000,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,593,092
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	2,068,325
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	915,000	1,062,535
California Health Facilities Financing Authority Rev., Series 2012 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/51	3,800,000	4,375,320
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.96%, 12/6/12	4,025,000	4,060,500
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	1,175,000	1,175,000
California Infrastructure & Economic Development Bank Rev., (SRI International), 3.00%, 9/1/14	1,110,000	1,149,549
California Infrastructure & Economic Development Bank Rev., (SRI International), 4.00%, 9/1/15	545,000	587,238

California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/20	1,040,000	1,250,423
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/21	1,095,000	1,317,362
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/22	1,150,000	1,387,682
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	1,000,000	1,003,690
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	7,003,050
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13	2,500,000	2,520,500
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.14%, 12/3/12 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,562,153
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18	2,000,000	2,319,340
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,075,484
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	1,090,000	1,320,295
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.46%, 12/6/12	10,000,000	10,000,400
California Municipal Finance Authority COP, (Community Hospitals Central), 5.00%, 2/1/13	1,150,000	1,156,969
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,151,950
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,220,020
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,700,180
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,215,260
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,242,165
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,130,820
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	692,162
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,035,898
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,596,356
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.19%, 12/6/12 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Company), VRDN, 0.18%, 12/3/12 (LOC: JPMorgan Chase Bank N.A.)	6,400,000	6,400,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,600,916
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,722,180

California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL-RE/FGIC)	2,590,000	2,697,045
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL-RE/FGIC)	1,210,000	1,494,882
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,939,167
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,616,812
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16	2,500,000	2,870,300
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13	2,000,000	2,082,660
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,402,520
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	3,700,000	4,577,714
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	2,100,000	2,595,348
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	2,000,000	2,434,420
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,391,440
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,698,940
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,138,760
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	2,102,713
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	4,400,000	4,990,436
California Rev., Series 2012 A-2, 2.50%, 6/20/13	8,000,000	8,101,360
California State University System Rev. 5.00%, 11/1/20	1,250,000	1,592,438
California State University System Rev. 5.00%, 11/1/24	5,000,000	6,197,600
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	859,260
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	954,764
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	616,470
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,650,843
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	21,125,000	21,677,841
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,294,560
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 12/31/12, Partially Prerefunded at 100% of Par (FSA)(2)	440,000	441,544
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	1,300,000	1,510,899
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,820,000	1,992,718

California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,080,720
California Statewide Communities Development Authority Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(3)	1,000,000	1,042,300
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)	1,000,000	1,126,780
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,055,000	3,308,840
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,616,210
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	6,500,000	6,601,855
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,746,192
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL-RE/FGIC)	1,000,000	1,143,590
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,472,072
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	10,700,000	10,897,629
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	953,318
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	992,845
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,605,716
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.15%, 12/3/12 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	2,500,000	2,500,000
City of Irvine Improvement Bond Act of 1915 Rev., Series 2011 A, VRDN, 0.15%, 12/3/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	3,805,000	3,805,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 93-14), VRDN, 0.16%, 12/3/12 (LOC: Bank of America N.A.)	500,000	500,000
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	1,185,000	1,292,314
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/16	5,750,000	6,657,580
East Bay Municipal Utility District Rev., Series 2012 B, 5.00%, 6/1/18	4,245,000	5,227,378
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,176,190
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	634,950
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	670,194
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	673,290
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	2,000,000	2,082,460
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	3,000,000	3,115,800
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	3,000,000	1,553,250
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	8,000,000	3,899,280

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)	1,995,000	2,071,209
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,555,260
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	5,000,000	1,593,950
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,505,300
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,290,714
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(2)	4,440,000	4,586,120
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)	2,200,000	2,234,386
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,305,820
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,166,290
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,555,000	1,436,136
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	1,000,000	898,150
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.17%, 12/3/12 (LOC: Bank of America N.A.)	7,530,000	7,530,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	804,342
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	621,750
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	770,323
Long Beach Bond Finance Authority Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16	1,665,000	1,671,876
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	2,100,000	1,347,843
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	2,500,000	2,861,800
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	2,000,000	2,310,200
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA)(LOC: Wells Fargo Bank N.A.)	1,030,000	1,030,144
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,226,090
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,400,505
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31	1,000,000	1,166,720
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,784,530
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	900,930
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,468,750
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,711,354
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/40	5,000,000	5,759,350

Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,961,150
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	4,227,047
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13	1,500,000	1,533,600
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	429,756
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,123,290
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	958,854
Los Angeles Department of Water & Power Rev., Series 2012 C, (Power System), 5.00%, 1/1/16	8,750,000	9,886,012
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,530,074
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,566,880
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,963,381
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/13, Prerefunded at 100% of Par (AGM)(2)	2,500,000	2,570,175
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,454,320
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,274,820
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,792,920
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,702,060
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,148,430
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	3,142,151
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,443,041
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,858,240
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,718,988
Los County Angeles COP, (Disney Concert Hall Package), 5.00%, 3/1/21	1,195,000	1,463,289
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL-RE)	2,305,000	2,363,754
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL-RE)	1,000,000	1,066,710
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.31%, 12/6/12	3,500,000	3,502,100
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.31%, 12/6/12	3,460,000	3,462,076
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.51%, 12/6/12	13,755,000	13,755,275
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)	5,000,000	4,761,200
Mountain View COP, (Capital Projects), 5.25%, 8/1/18	1,485,000	1,533,738
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,135,730
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,416,696
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,085,000	1,212,260
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)	1,690,000	1,726,943
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,137,557

Newport Beach Rev., Series 2009 A, (Hoag Memorial Hospital Presbyterian), 5.00%, 12/1/18	1,505,000	1,832,157
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,261,720
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,582,830
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,149,900
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,417,940
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,834,801
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,459,119
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	5,131,917
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,157,768
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,447,680
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL-RE)	1,000,000	1,080,050
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	856,853
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,146,460
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,437,737
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,118,710
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	1,700,000	1,949,526
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	5,825,000	6,812,221
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,000,000	4,714,960
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 8/1/37 (AGM)(1)	9,350,000	2,863,344
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	290,198
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	217,573
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,138,162
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,448,568
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,466,406
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,121,790
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,153,330
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,235,147
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,660,000	1,519,265
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,475,333
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,731,293
Port of Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,467,206
Port of Oakland Rev., Series 2007 C, (Intermediate Lien) 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,818,104
Port of Oakland Rev., Series 2012 Q, (Senior Lien), 2.00%, 5/1/14	1,100,000	1,124,915
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	3,072,425
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	739,869

Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,165,000	1,291,764
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,215,000	1,340,339
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,633,512
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,091,340
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	912,426
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,510,600
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,649,474
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	53,837
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,371,794
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,536,609
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,065,208
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	2,085,000	2,160,164
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	635,000	717,010
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,508,470
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,753,025
Sacramento City Financing Authority Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(2)	4,045,000	4,045,566
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,227,540
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,199,270
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,191,170
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,104,320
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,326,280
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.81%, 12/3/12 (NATL-RE/FGIC)	2,500,000	2,168,400
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,742,829
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,801,840
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,905,855
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	6,290,350
Sacramento Regional Transit District Rev., (Farebox Revenue), 3.00%, 3/1/15	840,000	879,556
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	480,049
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,109,760
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	293,480
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	433,024
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19	300,000	375,444

San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,500,000	1,824,315
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	9,840,000	8,417,038
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26	2,000,000	2,660,660
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,385,638
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,298,945
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,586,210
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	849,720
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,000,000	1,129,340
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,660,046
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16	2,780,000	3,205,979
San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,204,790
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,532,362
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,303,554
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,605,380
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,566,020
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,252,924
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	2,142,450
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	638,265
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	634,745
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,261,490
San Francisco City and County Airports Commission Rev., (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,539,700
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,992,827
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,431,820
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,894,701
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12	2,500,000	2,500,500
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,279,975
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,854,795
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,925,594
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,848,602
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,337,064
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,620,689

San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	3,000,000	3,185,280
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,443,050
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,357,684
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	451,244
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	480,911
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	515,485
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	554,554
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	602,917
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	611,197
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)	2,680,000	3,301,921
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	772,276
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	7,090,000	6,975,000
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,162,930
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL-RE/FGIC)	1,885,000	1,941,493
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	3,350,000	3,392,143
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/16	4,735,000	5,181,368
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,283,516
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	5,000,000	5,904,350
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,173,100
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	7,645,000	9,330,111
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	5,093,280
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,045
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	685,590
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	728,436
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13	1,250,000	1,291,800
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40	2,425,000	2,761,954
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	1,430,000	1,522,650

Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,585,472
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,283,829
Solano County COP, 5.00%, 11/1/13 (NATL-RE)	1,135,000	1,181,978
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,258,540
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	3,142,422
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.99%, 12/6/12	3,440,000	3,442,167
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	52,663
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,437,436
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,483,540
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,609,135
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,306,018
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/17	2,685,000	3,203,151
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,300,725
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.18%, 12/5/12 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	3,500,000	3,049,655
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,309,216
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,342,966
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,379,771
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,187,810
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	748,091
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	1,013,752
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	21,089,000	21,089,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	8,500,000	8,521,845
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,137,210
University of California Rev., Series 2005 B, 5.00%, 5/15/13, Prerefunded at 101% of Par (AGM)(2)	3,000,000	3,095,760
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,404,720
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,707,328
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,461,200
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(2)	1,000,000	1,051,200
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,260,118
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,756,853
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,905,426
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,557,264
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,100,540
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,279,609

Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40	1,000,000	1,115,640
West Contra Costa Unified School District GO, 5.00%, 8/1/32	3,500,000	4,059,720
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,705,740
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,144,590
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,372,896
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	1,778,340

		1,223,918,934

GUAM — 0.2%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,113,030
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,196,060

		2,309,090

PUERTO RICO — 2.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	2,860,000	3,057,740
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	1,075,340
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,286,275
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,335,873
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	5,472,275
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	4,403,760
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL-RE)	1,500,000	1,543,875
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,595,813
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	5,000,000	5,340,150
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	1,000,000	1,086,240
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	454,518

		28,651,859

U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	531,095
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15	170,000	180,724
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16	500,000	536,060
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20	1,000,000	1,068,110

		2,315,989

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,158,569,068)	1,257,195,872

OTHER ASSETS AND LIABILITIES — 0.4%	5,321,229

TOTAL NET ASSETS — 100.0%	$1,262,517,101

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NCROC	-	Northern California Retired Offices Community
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,042,300, which represented 0.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,158,569,068
Gross tax appreciation of investments	$98,937,430
Gross tax depreciation of investments	(310,626)
Net tax appreciation (depreciation) of investments	$98,626,804

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2012

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 99.2%

CALIFORNIA — 96.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,449,816
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,257,480
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	558,420
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	380,950
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,201,987
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,891,750
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	362,646
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,440,700
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,734,450
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,468,700
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	2,500,000	3,067,125
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,768,950
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,000,000	4,571,320
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F1, (San Francisco Bay Area), 5.00%, 4/1/31	1,000,000	1,228,960
California Department of Water Resources Rev., Series 2009 AG, (Central Valley), 5.00%, 12/1/25	1,000,000	1,250,310
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,668,703
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	3,033,125
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,220,880
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,450,820
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,425,000	1,801,585
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,599,322
California Department of Water Resources Power Supply Rev., Series 2010 M, 4.00%, 5/1/15	3,000,000	3,259,170
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,693,421
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	5,000,000	6,406,950

California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	4,000,000	5,192,200
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,964,979
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14	3,000,000	3,212,250
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,336,400
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,804,300
California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34	2,000,000	2,141,360
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	3,953,000	4,690,472
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.96%, 12/6/12	2,590,000	2,592,771
California GO, 4.00%, 10/1/14	1,750,000	1,864,957
California GO, 5.00%, 9/1/15	4,560,000	5,107,975
California GO, 5.00%, 9/1/19	1,530,000	1,922,047
California GO, 5.00%, 6/1/32	1,500,000	1,693,815
California GO, 5.25%, 9/1/32	2,000,000	2,425,520
California GO, 5.00%, 11/1/32	1,500,000	1,706,490
California GO, 6.50%, 4/1/33	5,000,000	6,430,500
California GO, 5.00%, 4/1/38	2,500,000	2,813,650
California GO, 6.00%, 4/1/38	2,500,000	3,106,550
California GO, 6.00%, 11/1/39	5,000,000	6,317,700
California GO, 5.50%, 3/1/40	3,000,000	3,623,340
California GO, 5.00%, 10/1/41	2,000,000	2,315,940
California GO, Series 2004 A5, (Kindergarten), VRDN, 0.18%, 12/3/12 (LOC: Citibank N.A.)	2,500,000	2,500,000
California GO, Series 2004 B1, (Kindergarten), VRDN, 0.16%, 12/3/12 (LOC: Citibank N.A.)	2,500,000	2,500,000
California GO, Series 2004 B3, (Kindergarten), VRDN, 0.16%, 12/3/12 (LOC: Citibank N.A.)	1,640,000	1,640,000
California GO, Series 2012 B, VRN, 1.06%, 12/6/12	2,000,000	2,004,560
California GO, Series 2012 B, VRN, 1.16%, 12/6/12	800,000	802,104
California GO, Series 2012 B, VRN, 1.31%, 12/6/12	960,000	962,803
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	906,278
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,233,610
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,500,000	1,670,880
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,872,780
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,680,315
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,018,600
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,470,000	1,497,342
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,000,000	1,018,600
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,232,720

California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	4,098,938
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	5,000,000	6,204,200
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,175,950
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,164,520
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,839,405
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,207,450
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,575,000	1,828,953
California Health Facilities Financing Authority Rev., Series 2012 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/51	2,000,000	2,302,800
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,250,000	1,437,000
California Health Facilities Financing Authority Rev., Series 2012 B, (Children's Hospital of Los Angeles), VRDN, 1.96%, 12/6/12	1,210,000	1,220,672
California Infrastructure & Economic Development Bank Rev., (SRI International), 5.00%, 9/1/28	2,325,000	2,680,492
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Los Angeles County Museum of Natural History Foundation), VRDN, 0.14%, 12/3/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19	1,500,000	1,759,770
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20	1,625,000	1,915,209
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	358,495
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	360,000	436,061
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.46%, 12/6/12	5,000,000	5,000,200
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,430,520
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,183,340
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	803,613
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	2,000,000	2,293,360
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,427,760
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	2,054,268
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,201,260
California Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	2,000,000	2,474,440
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	2,019,940

California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	2,102,713
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 5.00%, 11/1/37	500,000	567,095
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,000,000	1,174,860
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/47(3)	1,000,000	1,109,260
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	3,600,000	3,694,212
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,358,710
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	985,302
California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41	1,000,000	1,098,300
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	3,010,000	3,057,167
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	1,700,000	1,980,262
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,576,564
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	2,570,000	2,605,749
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	760,000	774,037
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	409,366
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	425,505
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	688,164
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-16), VRDN, 0.15%, 12/3/12 (LOC: State Street Bank & Trust Co.)	1,300,000	1,300,000
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,700,556
East Bay Municipal Utility District Rev., Series 2012 B, 4.00%, 6/1/15	4,000,000	4,362,240
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	423,300
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	446,796
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	448,860
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	1,000,000	1,041,230
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	1,750,000	1,817,550
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	2,000,000	1,035,500
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	7,000,000	3,411,870
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,555,260

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	5,000,000	1,593,950
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	320,000	340,506
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	652,910
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,057,920
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,166,290
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	550,000	507,958
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	1,000,000	898,150
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33	805,000	828,313
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,260,710
Irvine Ranch Water District Special Assessment, Series 2009 B, VRDN, 0.17%, 12/3/12 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Kern High School District GO, 7.15%, 8/1/14 (NATL-RE)(2)	1,815,000	2,021,166
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL-RE)(2)	1,340,000	1,394,136
Long Beach Bond Finance Authority Rev., Series 2007 A, 5.50%, 11/15/37	420,000	524,887
Los Alamitos Unified School District COP, (Capital Projects), 0.00%, 8/1/42(1)	1,100,000	706,013
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL-RE/FGIC)	1,425,000	1,646,017
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,226,090
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	500,000	615,260
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,554,261
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,312,500
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,284,900
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,768,920
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,770,610
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,258,330
Los Angeles Department of Water & Power Waterworks Rev., Series 2012 B, 5.00%, 7/1/43	570,000	677,149
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	603,925
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	655,746
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,124,790
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	250,000	288,733
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,462,060
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,227,160

Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,160,158
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,396,460
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,234,020
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,148,430
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,568,013
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,256,076
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,363,750
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.31%, 12/6/12	1,500,000	1,500,900
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.31%, 12/6/12	1,480,000	1,480,888
Metropolitan Water District of Southern California Rev., Series 2012 B2, VRDN, 0.51%, 12/6/12	5,895,000	5,895,118
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,883,775
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	650,000	726,239
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,403,010
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,261,720
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,055,220
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	2,205,000	2,266,762
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,146,460
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,118,710
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	2,000,000	2,293,560
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	2,320,000	2,713,194
Oceanside Unified School District GO, Series 2012 C, 0.00%, 8/1/51(4)	3,995,000	372,094
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,153,330
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	827,108
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,670,000	1,528,417
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(4)	2,600,000	1,190,540
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,408,510
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,052,650
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,843,455
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	561,555
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,060,000	1,244,557
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	712,038
Riverside Public Financing Authority Lease Rev., Series 2012 A, 5.00%, 11/1/17	860,000	990,092
Riverside Public Financing Authority Lease Rev., Series 2012 A, 5.00%, 11/1/18	1,475,000	1,726,237
Riverside Public Financing Authority Lease Rev., Series 2012 A, 4.00%, 11/1/33	925,000	958,346
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,193,300

Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.81%, 12/3/12 (NATL-RE/FGIC)	1,500,000	1,301,040
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	754,438
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,195,710
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	700,000	781,543
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,167,100
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,800,000	2,189,178
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	7,400,000	6,329,886
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,705,441
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,388,020
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16	1,665,000	1,920,128
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,344,980
San Diego Unified School District GO, Series 2010 C, 0.00%, 7/1/44(1)	2,880,000	660,442
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	2,142,450
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/36	250,000	303,333
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12	1,500,000	1,500,300
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,668,550
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,442,486
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	1,790,000	2,190,512
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,337,064
San Francisco City and County COP, Series 2011 B, 4.00%, 9/1/14	1,100,000	1,167,936
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,181,650
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	590,285
San Mateo County Joint Powers Financing Authority Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL-RE)	2,000,000	2,553,000
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	766,679
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	2,665,000	2,621,774
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 5.00%, 2/1/18	2,390,000	2,822,279
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	586,550
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL-RE)	2,000,000	2,174,580
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	457,060
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	485,624
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40	2,500,000	2,847,375

South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 0.99%, 12/6/12	2,060,000	2,061,298
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)	3,730,000	3,871,777
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,087,030
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,715,000	1,720,917
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,000,000	871,330
Tri-Dam Power Authority Rev., 4.00%, 5/1/13	1,190,000	1,201,329
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,234,394
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,272,507
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,425,372
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	465,000	498,740
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,224,780
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 07-1), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	3,500,000	3,500,000
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	5,500,000	5,514,135
University of California Rev., Series 2005 B, 5.00%, 5/15/13, Prerefunded at 101% of Par (AGM)(2)	2,000,000	2,063,840
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL-RE/FGIC)	1,545,000	1,729,210
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,630,750
Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40	1,600,000	1,785,024
West Contra Costa Unified School District GO, 5.00%, 8/1/32	1,750,000	2,029,860
Yosemite Community College District GO, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	889,170

		433,593,300

GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	1,020,789
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,420,556

		3,441,345

PUERTO RICO — 1.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	2,042,057
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	715,101
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	1,250,000	1,342,025
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, 0.00%, 8/1/45 (NATL-RE)(1)	5,000,000	855,200
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	228,256

		5,182,639

U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	3,480,000	3,949,939

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $400,860,813)	446,167,223

OTHER ASSETS AND LIABILITIES — 0.8%	3,423,599

TOTAL NET ASSETS — 100.0%	$449,590,822

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,860,813
Gross tax appreciation of investments	$45,487,881
Gross tax depreciation of investments	(181,471)
Net tax appreciation (depreciation) of investments	$45,306,410

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2012

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

MUNICIPAL SECURITIES — 94.3%

CALIFORNIA — 94.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.31%, 12/6/12 (LOC: Wells Fargo Bank N.A. and First Bank)	3,320,000	3,320,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.36%, 12/6/12 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Catholic High School), VRDN, 0.18%, 12/6/12 (LOC: Comerica Bank)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.18%, 12/3/12 (LOC: Bank of America N.A.)	980,000	980,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.17%, 12/6/12 (LOC: First Republic Bank and FHLB)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.23%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	3,985,000	3,985,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.41%, 12/6/12 (LOC: Bank of the West)	1,950,000	1,950,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.20%, 12/6/12 (LOC: First Republic Bank and FHLB)	4,110,000	4,110,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.17%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	6,800,000	6,800,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.24%, 12/6/12 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.18%, 12/6/12 (LOC: Pacific Capital Bank N.A. and FHLB)	2,650,000	2,650,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.22%, 12/6/12 (LOC: Comerica Bank)	4,000,000	4,000,000
California Pollution Control Financing Authority Rev., (BLT Enterprises), VRDN, 0.19%, 12/5/12 (LOC: Union Bank N.A.)	2,815,000	2,815,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.33%, 12/6/12 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., (Sierra Pacific Industries), VRDN, 0.18%, 12/5/12 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.43%, 12/5/12 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2012 P, 2.00%, 12/31/12	10,000,000	10,013,949
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.17%, 12/6/12 (LOC: Bank of Stockton and FHLB)	4,145,000	4,145,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.17%, 12/6/12 (LOC: First Republic Bank and FHLB)	7,260,000	7,260,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.17%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	2,950,000	2,950,000
California Statewide Communities Development Authority Rev., (Encanto Homes Apartments), VRDN, 0.18%, 12/6/12 (LOC: East West Bank and FHLB)	8,900,000	8,900,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.23%, 12/6/12 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (PUTTERs), VRDN, 0.24%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	12,500,000	12,500,000

California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.17%, 12/5/12 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	7,420,000	7,420,000
City of Duarte COP, Series 2001 A, VRDN, 2.00%, 12/5/12 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	470,000	470,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.17%, 12/6/12 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	3,495,000	3,495,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.19%, 12/6/12 (LOC: Union Bank N.A.)	920,000	920,000
City of Irvine Improvement Bond Act of 1915 Rev., (Assessment District No. 97-17), VRDN, 0.15%, 12/3/12 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	3,000,000	3,000,000
City of Los Angeles GO, Series 2012 A, 2.00%, 2/28/13	5,000,000	5,021,983
City of Oroville Hospital Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.19%, 12/6/12 (LOC: Comerica Bank)	7,500,000	7,500,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.17%, 12/6/12 (LOC: Bank of the Sierra and FHLB)	8,440,000	8,440,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.21%, 12/6/12	9,465,000	9,465,000
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.26%, 12/6/12 (LOC: FNMA)	3,420,000	3,420,000
County of San Bernardino GO, Series 2012 A, 2.00%, 6/28/13	2,000,000	2,020,448
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.20%, 12/6/12 (LOC: Bank of the West and California State Teacher's Retirement System)	7,680,000	7,680,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-1, VRN, 0.16%, 12/6/12	910,000	910,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-2, VRN, 0.17%, 12/6/12	2,345,000	2,345,000
East Bay Municipal Utility District Wastewater System Rev., Series 2011 A, VRN, 0.16%, 12/6/12	4,875,000	4,875,000
Eastern Municipal Water District Rev., Series 2012 A, VRN, 0.18%, 12/6/12	7,000,000	7,000,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.25%, 12/6/12 (AGM)(LOC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.20%, 12/5/12 (LOC: Wells Fargo Bank N.A.)	1,800,000	1,800,000
Metropolitan Water District of Southern California Rev., Series 2009 A-1, VRN, 0.16%, 12/6/12	10,000,000	10,000,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.16%, 12/6/12	5,000,000	5,000,000
Pittsburg Public Financing Authority Rev., VRDN, 0.24%, 12/6/12 (LOC: Bank of the West)	3,020,000	3,020,000
San Diego Unified School District GO, Series 2012 A-1, 2.00%, 1/31/13	3,500,000	3,510,523
San Francisco City & County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.21%, 12/6/12 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.25%, 12/6/12 (LOC: Citibank N.A.)	1,850,000	1,850,000
State of California Rev., Series 2012 A-1, 2.50%, 5/30/13	5,000,000	5,053,357
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.17%, 12/6/12 (LOC: Union Bank N.A. and California State Teacher's Retirement System)	2,500,000	2,500,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.23%, 12/6/12 (SBBPA: JPMorgan Chase Bank N.A.)	8,435,000	8,435,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.75%, 12/6/12 (LOC: BNP Paribas)	14,835,000	14,835,000

TOTAL MUNICIPAL SECURITIES		239,580,260

COMMERCIAL PAPER — 2.0%

San Diego County Water Authority 0.24%, 3/7/13(2)	5,000,000	5,000,000

TOTAL INVESTMENT SECURITIES — 96.3%		244,580,260

OTHER ASSETS AND LIABILITIES — 3.7%		9,419,622

TOTAL NET ASSETS — 100.0%		$253,999,882

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,590,000, which represented 2.6% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$244,580,260

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 25, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2013